Other Financial Liabilities (debt) - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	$ 7,503
Balance at end of the year	7,839	$ 7,503
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	85,799	95,728
Additions	3,328	550
Accrued interest	4,875	5,242
Payments	(9,376)	(10,479)
Interest payments	(4,875)	(5,242)
Exchange rate effect	(534)
Balance at end of the year	79,217	85,799
Depreciation charge of right-of-use assets, see Note 15	11,320	11,488
Expense relating to variable lease payments, low-value and short-term leases, see Note 15	7,399	7,069
Amounts recognized in profit or los	$ 23,594	$ 23,799